SHARE-BASED COMPENSATION - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation	$ 2,168	$ 1,168	$ 5,864	$ 3,385	$ 5,143	$ 1,757	$ 1,237
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation	863	152	1,838	536	973	350	188
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation	$ 1,305	$ 1,016	$ 4,026	$ 2,849	$ 4,170	$ 1,407	$ 1,049